Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Pension adjustments, related income taxes	$ 8,228	$ 6,718	$ 7,918